Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2019
1 year or less [member]
Statement [line items]
Summary of trade and other payables

	2019	2018
	A$000	A$000

Trade payables	1,050	1,407
Accrued payables	714	576
Other current liability	—	84

	1,764	2,067